Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	$ 14,814	$ 14,506	[1]	$ 14,401	[1]
Property, plant and equipment	8,509	7,738		7,076
Other investments	94	71	[1]	45	[1]
Inventories	9,720	9,653	[1]	8,584	[1]
Trade and other receivables	3,487	3,427	[1]	3,549	[1]
Deferred tax assets	143	178	[1]	138	[1]
Cash and cash equivalents	1,130	1,813	[1],[2]	2,765	[1],[2]
Assets held for sale	130	0	[1]	269	[1]
Trade and other payables	(6,354)	(6,678)	[1]	(7,123)	[1]
Corporate tax	(136)	(170)	[1]	(305)	[1]
Deferred tax asset	(2,947)	(2,751)	[1]	(2,807)	[1]
Provisions	(397)	(456)
Leases	(604)	(564)
Liabilities held for sale	(48)	0	[1]	(74)	[1]
Total	12,070	$ 11,709	[1]	$ 11,511	[1]
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Property, plant and equipment	52
Inventories	20
Trade and other receivables	10
Deferred tax assets	18
Cash and cash equivalents	30
Assets held for sale	130
Trade and other payables	(44)
Corporate tax	(1)
Provisions	(3)
Liabilities held for sale	(48)
Total	$ 82

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.